AB VARIABLE PRODUCTS SERIES FUND, INC.
- AB VPS Large Cap Growth Portfolio
- AB VPS Growth and Income Portfolio
(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated February 28, 2023 to the Portfolios’ Prospectuses and Summary Prospectuses dated May 1, 2022, as amended.

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The following chart for each Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and Summary Prospectuses for the following Portfolios and reflects the persons responsible for the day-to-day management of the Portfolio’s portfolio.

AB VPS Large Cap Growth Portfolio

Employee	Length of Service	Title
Frank V. Caruso*	Since 2012	Senior Vice President of the Adviser
John H. Fogarty	Since 2012	Senior Vice President of the Adviser
Vinay Thapar	Since 2018	Senior Vice President of the Adviser

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* Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

AB VPS Growth and Income Portfolio

Employee	Length of Service	Title
Frank V. Caruso*	Since 2001	Senior Vice President of the Adviser
John H. Fogarty	Since 2018	Senior Vice President of the Adviser
Christopher Kotowicz	Since February 2023	Senior Vice President of the Adviser
Vinay Thapar	Since 2018	Senior Vice President of the Adviser

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* Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

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 The following replaces certain information under the heading “Management of the Portfolios – Portfolio Managers” in the Prospectuses for the following Portfolios.

AB VPS Growth and Income Portfolio

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Frank V. Caruso; since 2001; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

John H. Fogarty; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

Christopher Kotowicz; since February 2023; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a research analyst, since prior to 2017.

Vinay Thapar; since 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2017.

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* Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

AB VPS Large Cap Growth Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB VPS Large Cap Growth Portfolio U.S. Large Cap Growth Investment Team	Frank V. Caruso; since 2012; Senior Vice President of the Adviser†	See above.
	John H. Fogarty; since 2012; Senior Vice President of the Adviser	See above.
	Vinay Thapar; since 2018; Senior Vice President of the Adviser	See above.

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† Mr. Caruso is expected to retire from the Adviser effective March 31, 2024.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

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The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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